Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)
Short-term Debt [Line Items]
Repayments short-term bank loan	¥ 49,794	$ 7,013	¥ 10,000	¥ 15,000
Long term debt	¥ 12,846		17,000	¥ 20,000	$ 1,809
Debt instrument interest rate effective percentage	3.80%			3.80%	3.80%
Current portion of long-term bank loans	¥ 3,538		13,154		$ 498
Short-term bank loan	¥ 69,798		¥ 49,794		$ 9,831
Loans from third parties, annual interest rate	4.40%		3.90%		4.40%	3.00%	3.00%
Short-term non-bank loans and notes payable						¥ 29,090	$ 4,097
PRC [Member]
Short-term Debt [Line Items]
Repayments short-term bank loan	¥ 49,794	$ 7,013
Long term debt	10,000				$ 1,408
Short-term bank loan	¥ 40,000		¥ 49,794		$ 5,634
Maximum [Member]
Short-term Debt [Line Items]
Long term debt, maturity date				Mar. 15, 2026
Minimum [Member]
Short-term Debt [Line Items]
Long term debt, maturity date				Apr. 02, 2022